Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued operations [Abstract]
Discontinued operations

11. Discontinued operations

For the comparative year ended December 31, 2020 the Imperial Car Supermarkets Limited (“Imperial”) dealership centers were treated as a discontinued operation in accordance with IFRS 5. The dealership centers were converted to Cazoo Customer Centers in order to align with the Group’s online strategy. There were no discontinued operations in 2021 or 2019.

Results of discontinued operations

Year ended December 31 2020
£’000
Revenue	27,194
Expenses	(30,315)
Operating loss	(3,121)
Finance expense	(688)
Loss before tax from discontinued operations	(3,809)
Tax expense	—
Loss for the year from discontinued operations	(3,809)

Earnings per share:
Basic loss per ordinary share from discontinued operations	£(0.01)
Diluted loss per ordinary share from discontinued operations	£(0.01)

Net cash flows from/(used in) discontinued operations:
Operating	23,581
Investing	—
Financing	(34,987)
Net cash (outflow)/inflow	(11,406)